Income Taxes (Details)				3 Months Ended	12 Months Ended				36 Months Ended
	Jan. 01, 2023	Sep. 30, 2022	Jul. 01, 2021 AUD ($)	Dec. 31, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Income Taxes [Line Items]
Statutory tax rate					25.00%	25.00%	25.00%	25.00%
Aggregated turnover income (in Dollars)			$ 50,000,000
Applicable tax rate					8.25%	8.25%
Assessable profits					$ 2,000,000
Foreign investment enterprises rate					25.00%	25.00%
High and new technology enterprises rate					15.00%	15.00%	15.00%	15.00%
Research and development activities rate					150.00%	150.00%
Pre-tax deduction ratio	100.00%
Cost of the intangible assets	200.00%
AUD [Member]
Income Taxes [Line Items]
Applicable tax rate					25.00%	25.00%
HONG KONG [Member]
Income Taxes [Line Items]
Assessable profits						$ 2,000,000
CHINA
Income Taxes [Line Items]
Statutory tax rate					25.00%	25.00%	25.00%	25.00%
Pre-tax deduction ratio		175.00%
AUD [Member]
Income Taxes [Line Items]
Subsidiaries incorporated description					The Australian Income Tax had significant changes progressively since June 30, 2017. From July 1, 2021, companies that are base rate entities must apply the 25% company tax rate. A company is a base rate entity for an income year if 1) the company’s aggregated turnover for that income year is less than AUD 50,000,000 of that income year, and 2) it has 80% or less of their assessable income in that income year that is base rate entity passive income.	The Australian Income Tax had significant changes progressively since June 30, 2017. From July 1, 2021, companies that are base rate entities must apply the 25% company tax rate. A company is a base rate entity for an income year if 1) the company’s aggregated turnover for that income year is less than AUD 50,000,000 of that income year, and 2) it has 80% or less of their assessable income in that income year that is base rate entity passive income.
CHINA
Income Taxes [Line Items]
Research and development activities rate									175.00%
Maximum [Member] | AUD [Member]
Income Taxes [Line Items]
Statutory tax rate					25.00%	25.00%
Maximum [Member] | CHINA
Income Taxes [Line Items]
Pre-tax deduction ratio				200.00%
Minimum [Member] | HONG KONG [Member]
Income Taxes [Line Items]
Statutory tax rate					16.50%	16.50%